Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term debt related to the 2020 and 2023 Term Loans consisted of the following:

	As of December 31,
	2023	2022

	(in thousands)
2020 Term Loans with principal payments due on March 20 each year; interest at LIBOR plus 1.8%; final balance due on maturity date of March 19, 2025	$—	$437,500
2023 Term Loans with principal payments due quarterly; interest at SOFR plus 1.875%; final balance due on maturity date of July 20, 2028	804,938	—
Less: deferred financing costs	(5,298)	(1,359)
Total debt, net of deferred financing costs	799,640	436,141
Less: current portion	(24,157)	(86,972)
Long-term debt, net of current portion	$775,483	$349,169

Schedule of Maturities of Long-Term Debt
Aggregate principal maturities of long-term debt as of December 31, 2023 were as follows:

Amount
(in thousands)
Years ending December 31,
2024	$25,313
2025	40,500
2026	40,500
2027	40,500
2028	658,125
Total future principal payments	$804,938